INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2021	2020

Raw materials	$1,494	$1,299
Finished goods	9,598	11,287

	$11,092	$12,586